Expense Example - PGIM Jennison Value Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,003
Expense Example, with Redemption, 10 Years	1,561
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	993
Expense Example, with Redemption, 10 Years	1,901
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,711
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	$ 690